Going Concern (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended		109 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenue for the sale of equipment										$ 550,000	$ 0
Cost of equipment sold										350,000	0
Gross Profit										200,000	0
Net loss		$ 651,899	$ 534,114	$ 358,710	$ 502,055	$ 403,481	$ 434,052	$ 1,544,723	$ 1,339,588	3,037,466	7,592,784	$ 22,395,393
Working capital deficit	$ 413,089	413,089						413,089		757,053		$ 757,053
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 23,386,295	$ 651,899						$ 1,544,723	$ 1,339,588	$ 3,037,466	$ 7,592,784